Shareholder Report, Holdings (Details)	Dec. 31, 2024
Class A | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class A | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class A | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class A | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class A | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class A | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class A | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class A | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class A | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class A | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class A | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class A | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class C | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class C | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class C | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class C | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class C | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class C | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class C | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class C | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class C | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class C | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class C | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class F | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class F | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class F | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class F | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class F | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class F | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class F | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class F | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class F | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class F | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Class F | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class F | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class F | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class F | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class F | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class F | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class F | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class F | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class F | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class F | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class F | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class F | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class F | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class I | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class I | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class I | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class I | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class I | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class I | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class I | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class I | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class I | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class I | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class I | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class R | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class R | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class R | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class R | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class R | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class R | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class R | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class R | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class R | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class R | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class R | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Z | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class Z | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Class Z | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Class Z | Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Z | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Z | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class Z | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Z | Specialty
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class Z | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class Z | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class Z | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class Z | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class Z | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class Z | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Z | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Z | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Z | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Z | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%